Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 43,988	$ 41,468
Accounts receivable, net	119,084	140,762
Related party receivables (Note 12)	8,445	17,185
Inventories (Note 5)	180,600	180,517
Deferred tax assets	15,043	27,009
Discontinued current assets (Note 2)		133,601
Other current assets	25,578	19,358
Total current assets	392,738	559,900
Property, plant and equipment, net	124,022	138,404
Goodwill (Note 6)	218,209	219,125
Other intangible assets, net (Note 6)	239,836	253,685
Deferred financing costs, net	9,337	11,578
Discontinued long-term assets (Note 2)		176,051
Other long-term assets	775	1,380
Total assets	984,917	1,360,123
Current liabilities
Accounts payable	108,511	111,888
Current maturities of long-term debt (Note 9)	61	23,066
Related party payables (Note 12)	5,516	2,450
Product returns liability (Note 8)	27,231	35,736
Interest payable	4,414	13,083
Discontinued current liabilities (Note 2)		44,628
Accrued expenses and other current liabilities (Note 7)	61,069	39,970
Total current liabilities	206,802	270,821
Long-term debt, less current maturities (Note 9)	477,055	684,798
Pension and other post-retirement liabilities	88,643	90,296
Deferred tax liabilities	45,517	55,695
Long-term related party payables (Note 12)	101	101
Discontinued long-term liabilities (Note 2)		30,183
Other long-term liabilities	3,202	2,648
Total liabilities	$ 821,320	$ 1,134,542
Contingencies (Note 11)
Shareholder's equity
Common stock	$ 320,038	$ 320,038
Retained deficit	(95,514)	(52,894)
Accumulated other comprehensive loss (Note 15)	(60,927)	(41,563)
Total shareholder's equity	163,597	225,581
Total liabilities and shareholder's equity	$ 984,917	$ 1,360,123